Revenue Recognition (Details) - Schedule of Revenue by timing of Revenue Recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by timing of Revenue Recognition [Line Items]
Products and services transferred over time	$ 502,358	$ 533,862	$ 449,391
Products transferred at a point in time	32,694	32,930	30,934
Total	$ 535,052	$ 566,792	$ 480,325